Inventories (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Inventories
Cost of goods sold, inventory	$ 2,479	$ 1,925
Written Off inventory		$ 281